Document and Entity Information	May 05, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the current report on Form 8-K of TechTarget, Inc. filed with the Securities and Exchange Commission on May 5, 2021 (the “Original Filing”). This amendment is required because an error was made in which the Original Filing included a version of the Letter to Shareholders dated May 5, 2021 as Exhibit 99.1 with a scrivener’s error. Specifically, the first bullet point on page one of the Letter to Shareholders reported that Adjusted Revenue grew 85% to approximately $59 million. This should have reported that Adjusted Revenue grew 85% to approximately $58 million. This Form 8-K/A is being filed solely for the purpose of re-filing as Exhibit 99.1 the corrected version of our Letter to Shareholders dated May 5, 2021 (the “Letter”).
Document Period End Date	May 05, 2021
Entity Registrant Name	TechTarget, Inc.
Entity Central Index Key	0001293282
Entity Emerging Growth Company	false
Entity File Number	1-33472
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-3483216
Entity Address, Address Line One	275 Grove Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	(617)
Local Phone Number	431-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 per value per share
Trading Symbol	TTGT
Security Exchange Name	NASDAQ